SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended			12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 American Depository Shares [Member] USD ($)	Dec. 31, 2012 Facility 1 [Member] CNY	Dec. 31, 2012 Facility 2 [Member] USD ($)	Dec. 31, 2012 Facility 2 [Member] CNY
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing amount	$ 998,000	6,211,000				160,000,000	$ 10,000,000
Debt instrument interest rate	1.21%	1.21%				4.50%	4.4455%	4.4455%
Corporate bonds	1,608,000	10,008,000
Interest rate additional rate						0.50%	4.20%	4.20%
LIBOR rate							0.2455%	0.2455%
Outstanding letters of credit						95,850
Current borrowing capacity								35,000,000
Withdrawn amount						159,750,000
Amount cancelled						250,000
Minimum net worth convenant requirement						270,000,000
Shares repurchased during period			19,695,552	19,695,552
Cash paid for repurchase of shares			$ 36,765,000	229,132,000
Stock price per share			$ 1.87		$ 5.60